Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets Parenthetical
Preferred shares Issued	10,000,000	10,000,000
Common shares Issued	39,554,959	34,757,396